Commitments and Contingencies - Taylor Freres Settlement Agreements (Details) - USD ($)	Jun. 18, 2024	Sep. 30, 2024	Jul. 31, 2024
Commitments and Contingencies
Deposit to vendors	$ 50,000
Legal costs reimbursed related to settlement agreements	$ 222,837
Taylor Frres Americas LLP ("TFA")
Commitments and Contingencies
Deposit to vendors			$ 50,000
Taylor Frres Americas LLP ("TFA") | Series B units
Commitments and Contingencies
Percentage of outstanding series B units transfer		8.00%
Taylor Frres Americas LLP ("TFA") | Related party | Nacs LLC | NACS Settlement Agreement With Taylor Freres Americas, LLP | Series B units
Commitments and Contingencies
Percentage of equity interest transferred during the period	3.00%
Number of series B units transfer	349,871
Taylor Freres Parties
Commitments and Contingencies
Number of shares issued from combined entity on conversion of equity and liabilities	1,445,000